Operating and non-operating costs (Tables)	6 Months Ended
Jun. 30, 2026
Operating And Non-operating Costs
Schedule of operating costs

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025

Personnel	$2,111	$1,856	$4,372	$4,106
Purchased services & materials(1)	1,089	1,244	2,345	3,811
Travel	124	180	179	319
Facilities and other expenses	212	171	422	365
	$3,536	$3,451	$7,318	$8,601

(1)	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.

Schedule of financing costs

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025

Interest on loan payable	$26	$7	$49	$15
Interest on lease obligations	12	11	26	23
Interest on bank loan	-	-	-	1
Interest on government loans	-	3	-	6
Interest on accounts payable	-	2	-	6
	$38	$23	$75	$51